Summary of Significant Accounting Policies and Practices (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 05, 2016 $ / shares	Dec. 31, 2014 CNY (¥)
Summary Of Significant Accounting Policies And Practices [Line Items]
Foreign currency translation rate	6.5063				6.5063
Cash and cash equivalents	¥ 12,963		¥ 13,343	¥ 14,355	$ 1,992	$ 1,922		¥ 9,020
Restricted cash	56,501		73,421		8,684
Allowance for doubtful accounts	2,467		3,213	747	379	$ 494		¥ 825
Depreciation expense recorded in cost of goods sold	¥ 42,877	$ 6,590	¥ 43,193	¥ 44,515
Depreciation recorded in cost of goods sold, percent	39.60%	39.60%	37.90%	56.50%
Depreciation recorded in administrative and selling expenses, percent	60.40%	60.40%	62.10%	43.50%
Loss on impairment of assets	¥ 0	$ 0	¥ 0	¥ 7,219
Research and Development Expense	¥ 9,464	$ 1,455	3,577	3,619
Value Added Tax Rate	17.00%	17.00%
Working Capital Deficiency	¥ 172,933				$ 26,579
Net losses	¥ 46,003	$ 7,071	¥ 54,483	¥ 69,068
Common Stock, Par or Stated Value Per Share					$ 0.519008	$ 0.519008	$ 0.519008
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Common Stock, Par or Stated Value Per Share							$ 0.129752